N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
Nationwide Destination Architect 2.0
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Asset
Strategy Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP High
Income Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Austria
Kapitalanlage AG, Macquarie Investment Management Europe
Limited, Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP High Income
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

CURRENT INFORMATION	UPDATED INFORMATION
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderate Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderate Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Aggressive - Managed Volatility Series: Service
Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Securian Asset Management, Inc.

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Aggressive - Managed Volatility Series: Service
Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Securian Asset Management, Inc.

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Aggressive Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder
Moderately Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder
Moderately Conservative Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Nationwide Destination Architect 2.0 | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPAssetStrategySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPHighIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderModerateSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderModeratelyAggressiveManVolSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc.
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderModeratelyAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosNomuraVIPPathfinderModeratelyConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)